Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets [Abstract]
Cash And Cash Equivalents At Carrying Value	¥ 88,141	$ 12,661	¥ 6,640
Prepaid expense and other receivables	29,196	4,194	20,596
Long-term investments	23,395	3,360	21,575	¥ 17,765	¥ 10,000
Other assets	14,163	2,034	3,831
Total assets	508,805	73,085	334,084
Liabilities and Equity [Abstract]
Other Accounts Payable and Accrued Liabilities	30,211	4,340	36,908
Liabilities	362,831	52,117	297,549
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	454,627	65,303	421,773
Shareholders' deficit
Common Stock Value	33	5	31
Additional Paid in Capital	64,882	9,320	2,778
Accumulated Other Comprehensive Income Loss Net Of Tax	414	59	295
Retained Earnings (Accumulated Deficit)	(373,982)	(53,719)	(388,884)
Stockholders' Equity	(308,653)	(44,335)	(385,780)
Liabilities And Stock holders Equity	508,805	73,085	334,084
Series A redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	84,072	12,076	78,390
Series B redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	261,272	37,529	241,918
Series B+ redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	81,654	11,729	75,606
Series B++ redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	27,629	3,969	25,859
Parent Company [Member]
Assets [Abstract]
Cash And Cash Equivalents At Carrying Value	62	9
Prepaid expense and other receivables	8,480	1,218	8,480
Long-term investments	152,845	21,955	42,345
Other assets	763	110
Total assets	162,150	23,292	50,825
Liabilities and Equity [Abstract]
Other Accounts Payable and Accrued Liabilities	16,176	2,324	14,832
Liabilities	16,176	2,324	14,832
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	454,627	65,303	421,773
Shareholders' deficit
Additional Paid in Capital	64,882	9,320	2,778
Accumulated Other Comprehensive Income Loss Net Of Tax	414	59	295
Retained Earnings (Accumulated Deficit)	(373,982)	(53,719)	(388,884)
Stockholders' Equity	(308,653)	(44,335)	(385,780)
Liabilities And Stock holders Equity	162,150	23,292	50,825
Parent Company [Member] | Common Stock [Member]
Shareholders' deficit
Common Stock Value	33	5	31
Parent Company [Member] | Series A redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	84,072	12,076	78,390
Parent Company [Member] | Series B redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	261,272	37,529	241,918
Parent Company [Member] | Series B+ redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	81,654	11,729	75,606
Parent Company [Member] | Series B++ redeemable preferred shares [Member]
Temporary Equity [Abstract]
Redeemable Non controlling Interest Equity Preferred Carrying Amount	¥ 27,629	$ 3,969	¥ 25,859